Accrued Expenses (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Line Items]
Total accrued expenses	$ 126,512	$ 913,063	$ 488,989
Accrued Liabilities [Member]
Accrued Expenses [Line Items]
Payroll and benefits	36,301	168,269	30,920
Clinical trials	55,054	57,629	216,350
Consulting	13,916	8,917	12,988
Professional fees	21,241	534,984	157,953
Accrued interest	0	143,264	70,778
Total accrued expenses	$ 126,512	$ 913,063	$ 488,989